Shareholders' Equity (Details) (USD $)	3 Months Ended								12 Months Ended
	Jul. 02, 2011	Apr. 02, 2011	Jan. 01, 2011	Oct. 02, 2010	Jul. 03, 2010	Mar. 27, 2010	Dec. 26, 2009	Sep. 26, 2009	Jul. 02, 2011	Jul. 03, 2010	Jun. 27, 2009
Net earnings x	$ 336,310,000	$ 258,478,000	$ 258,173,000	$ 299,069,000	$ 337,781,000	$ 247,648,000	$ 268,349,000	$ 326,205,000	$ 1,152,030,000	$ 1,179,983,000	$ 1,055,948,000
Weighted-average basic shares outstanding									586,526,142	592,157,221	595,127,577
Dilutive effect of share-based awards									2,165,404	1,432,821	941,627
Weighted-average diluted shares outstanding									588,691,546	593,590,042	596,069,204
Basic earnings per share (in USD per share)	$ 0.57	$ 0.44	$ 0.44	$ 0.51	$ 0.57	$ 0.42	$ 0.45	$ 0.55	$ 1.96	$ 1.99	$ 1.77
Diluted earnings per share (in USD per share)	$ 0.57	$ 0.44	$ 0.44	$ 0.51	$ 0.57	$ 0.42	$ 0.45	$ 0.55	$ 1.96	$ 1.99	$ 1.77
Dividends declared									604,500,000	585,734,000	557,487,000
Stock Options [Member]
Number of anti-dilutive options									50,700,000	58,200,000	63,000,000
Common stock [Member]
Dividends declared but not paid	$ 155,000,000				$ 148,000,000				$ 155,000,000	$ 148,000,000	$ 142,000,000